Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Current assets
Rental deposits	$ 4	$ 2
Security deposits	1	1
Loans to employees	32	35
Prepaid expenses	128	108
Interest accrued and not due	62	131
Withholding taxes and others	209	215
Advance payments to vendors for supply of goods	19	16
Deposit with corporation	237	242
Escrow and other deposits pertaining to buyback		37
Deferred contract cost	4	8
Net investment in sublease of right of use asset	5
Other non financial assets	4
Other assets	34	32
Total Current prepayment and other assets	739	827
Non-current assets
Loans to employees	3	3
Security deposits	7	8
Deposits with corporation	7	10
Prepaid gratuity (Refer note 2.14.1)	20	6
Prepaid expenses	11	23
Deferred contract cost	13	40
Advance towards purchase of business		30
Withholding taxes and others	103	134
Net investment in sublease of right of use asset	53
Rental deposits	29	28
Other assets	2
Total Non- current prepayment and other assets	248	282
Total prepayment and other assets	987	1,109
Financial assets in prepayments and other assets	$ 476	$ 529